ORGANIZATION AND BASIS OF PRESENTATION - Concentration risk (Details) - VIE - Business operation concentration risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total assets
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	65.00%	58.00%
Total liabilities
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	94.00%	95.00%